Line of Credit, Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Line Of Credit Related Parties Details Narrative
Interest expense on line of credit			$ 179	$ 0
Line of credit, related parties	$ 5,550	$ 0	$ 370,000	$ 0